Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 reporting_unit	Dec. 31, 2011	Dec. 31, 2010
Goodwill
Goodwill Impairment Testing, Number of Reporting Units	2
Impairment of intangible assets	$ 0	$ 0	$ 1,711
Changes in the carrying amount of goodwill
Balance of goodwill, gross at the beginning of the period	466,113
Balance of accumulated impairment loss at the beginning of the period	(87,878)
Balance of goodwill at the beginning of the period	378,235
Goodwill adjustments	1,180
Balance of goodwill, gross at the end of the period	467,293	466,113
Balance of accumulated impairment loss at the end of the period	(87,878)	(87,878)
Balance of goodwill at the end of the period	379,415	378,235
Consumer Services Segment
Changes in the carrying amount of goodwill
Balance of goodwill, gross at the beginning of the period	88,920
Balance of accumulated impairment loss at the beginning of the period	0
Balance of goodwill at the beginning of the period	88,920
Goodwill adjustments	0
Balance of goodwill, gross at the end of the period	88,920
Balance of accumulated impairment loss at the end of the period	0
Balance of goodwill at the end of the period	88,920
Business Services Segment
Changes in the carrying amount of goodwill
Balance of goodwill, gross at the beginning of the period	377,193
Balance of accumulated impairment loss at the beginning of the period	(87,878)
Balance of goodwill at the beginning of the period	289,315
Goodwill adjustments	1,180
Balance of goodwill, gross at the end of the period	378,373
Balance of accumulated impairment loss at the end of the period	(87,878)
Balance of goodwill at the end of the period	$ 290,495